Business Combinations - Narrative (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 12, 2025	Dec. 31, 2024	Jul. 05, 2023	Dec. 31, 2023
Acquisition of Ovation
Business Combination [Line Items]
Equity interest acquired, percentage			100.00%
Cash			$ 339
Equity interest issued (in shares)			3,186,398
Common stock			$ 6,798
Total			7,137
Line of credit			1,863
Goodwill			$ 1,000
Transaction costs				$ 900
Useful life		4 years	10 years
Revenue				3,500
Net loss				$ 900
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)			$ 6,137
Mergers
Business Combination [Line Items]
Total	$ 46,800
Business Combination, Consideration Transferred, Shares	13,000,000
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)	$ 36,800
Business Combination, Recognized Asset Acquired, Investment in Debt and Equity Securities, Current	15,000
Business Combination, Recognized Liability Assumed, Liability	600
Gain (loss) On Acquisition of Business	4,500
Business Combination, Acquisition-Related Cost, Expense	$ 10,300
Mergers | TURN
Business Combination [Line Items]
Equity interest acquired, percentage	44.00%
Mergers | TURN
Business Combination [Line Items]
Equity interest acquired, percentage	56.00%
Equity interest issued (in shares)	5,700,000
Business Combination, Consideration Transferred, Shares	5,700,000
Mergers | Former Legacy MLC
Business Combination [Line Items]
Equity interest acquired, percentage	44.00%
Business Combination, Consideration Transferred, Shares	7,300,000